Financial Instruments by Category - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Exchange of outstanding principal amount of bonds, percentage				99.01%
Gain on fair value changes of bonds	$ 18
Level 3 [member] | Estimated Fair Value of Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other remaining financial loans	$ 6,666	$ 5,812	$ 5,483